Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of Armata and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. The accompanying unaudited consolidated financial statements of the Company should be read in conjunction with the audited financial statements and accompanying notes thereto as of and for the year ended December 31, 2018 included in the Proxy Statement on Schedule 14A of AmpliPhi, filed with the U.S. Securities and Exchange Commission on April 4, 2019, as amended. The accompanying unaudited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial statements. Any reference in the Notes to applicable guidance is meant to refer to authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

In the opinion of management, the accompanying consolidated financial statements include all adjustments that are of a normal and recurring nature and that are necessary for the fair presentation of the Company’s financial position and the results of its operations and cash flows for the periods presented. Interim results are not necessarily indicative of results for the full year or any future period.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in its consolidated financial statements and accompanying notes. On an ongoing basis, management evaluates these estimates and judgments, which are based on historical and anticipated results and trends, and on various other assumptions that management believes to be reasonable under the circumstances. By their nature, estimates are subject to an inherent degree of uncertainty and, as such, actual results may differ from management’s estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of cash equivalents, other current assets, accounts payable, and accrued liabilities approximate fair value because of the short-term nature of these instruments.

Derivative Liabilities

Derivative Liabilities

Derivative liabilities are accounted for in accordance with the applicable accounting guidance provided in ASC 815 – Derivatives and Hedging based on the specific terms of the agreements. Derivative liabilities are recorded at fair value at each reporting period with any change in fair value recognized as a component of change in fair value of asset acquisition derivative liability in the consolidated statements of operations and comprehensive loss. The Company has a zero derivative liability balance at September 30, 2019 as the liability of $1.1 million at December 31, 2018 was settled upon the Merger.

In-Process Research and Development

In-Process Research and Development (“IPR&D”) and Acquired IPR&D

IPR&D assets are intangible assets with indefinite lives and are not subject to amortization. The Company’s IPR&D assets represent capitalized incomplete research projects that the Company acquired through the Merger. Such assets are initially measured at their acquisition-date fair values and are subject to impairment testing at least annually until completion or abandonment of research and development efforts associated with the projects. Upon successful completion of each project, the Company makes a determination as to the then remaining useful life of the intangible asset and begins amortization.

The Company expenses acquired IPR&D in connection with an asset acquisition when there is no alterative future use. Acquired IPR&D expense of $6.8 million for the nine months ended September 30, 2018 consists of the estimated fair value of the assets acquired and consideration given in connection with the acquisition of certain synthetic phage assets in 2018 from Synthetic Genomics, Inc. (“SGI”). As the assets acquired were in the research and development phase and were determined to not have any alternative future use, it was expensed as acquired IPR&D.

Research and Development Costs

Research and Development Expenses

Research and development (“R&D”) costs consist primarily of direct and allocated salaries, incentive compensation, stock-based compensation and other personnel-related costs, facility costs, and third-party services. Third party services include studies and clinical trials conducted by clinical research organizations. R&D activities are expensed as incurred. The Company records accruals for estimated ongoing clinical trial expenses. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Judgments and estimates are made in determining the accrued balances at the end of the reporting period.

Basic and Diluted Net Loss per Share

Net Loss per Share

Net earnings or loss per share (“EPS”) is calculated in accordance with the applicable accounting guidance provided in ASC 260, Earnings per Share. Basic EPS is calculated by dividing net income or loss by the weighted-average number of common shares outstanding.  Options, warrants, unvested share-based payment awards and convertible securities are excluded from the basic EPS calculation, and considered within the diluted EPS calculation. Diluted EPS for the nine months ended September 30, 2019 included a numerator adjustment to remove the gain related to the change in fair value of derivative liabilities $1.1 million. There was no gain related to the change in fair value of derivative liabilities for the three months ended September 30, 2019. Additionally, diluted EPS for the nine month period ended September 30, 2019 included an adjustment to the weighted-average shares outstanding to appropriately weight the 516,976 issuance of shares to SGI as discussed in Note 10.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Options	1,311,496	144,354	1,311,496	144,354
Restricted stock awards	355,034	412,295	355,034	412,295
Warrants	1,854,262	—	1,854,262	—
Total	3,520,792	556,649	3,520,792	556,649

Recent Accounting Pronouncements

Recent Accounting Pronouncements Not Yet Adopted

In November 2018, FASB issued ASU 2018-18, Clarifying the Interaction between Topic 808 and Topic 606. The objective of the standard is to clarify the interaction between Topic 808, Collaborative Arrangements, and Topic 606, Revenue from Contracts with Customers. Currently, Topic 808 does not provide comprehensive recognition or measurement guidance for collaborative arrangements, and the accounting for those arrangements is often based on an analogy to other accounting literature or an accounting policy election. Similarly, aspects of Topic 606 have resulted in uncertainty in practice about the effect of the revenue standard and credit loss standard on the accounting for collaborative arrangements. The standard will become effective beginning on January 1, 2020, with early adoption permitted. We are currently evaluating the guidance to determine the potential impact on our financial condition, results of operations, cash flows, and financial statement disclosures.

Recently Adopted Accounting Standards

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842), which amends the FASB Accounting Standards Codification and creates Topic 842, "Leases." The new topic supersedes Topic 840, "Leases," and increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and requires disclosures of key information about leasing arrangements. The Company has elected to adopt ASU 2016‑02 retrospectively at January 1, 2019 using a simplified transition option that allows companies to initially apply the new lease standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings or accumulated deficit. We have also elected to adopt the package of practical expedients permitted in ASC Topic 842. Accordingly, we are continuing to account for our existing operating lease as an operating lease under the new guidance, without reassessing whether the agreements contain a lease under ASC 842. All of our leases at the adoption date were operating leases for facilities and did not include any non-lease components.

As a result of the adoption of ASU 2016‑02, on January 1, 2019 we recognized (i) a lease liability of approximately $3.8 million, which represents the present value of our remaining lease payments using an estimated incremental borrowing rate of 15%, and (ii) a right-of-use asset of approximately $2.7 million. There was no cumulative-effect adjustment to accumulated deficit. Lease expense is not expected to change materially as a result of the adoption of ASU 2016‑02.

In June 2018, the FASB issued ASU No. 2018‑07, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which amends the FASB Accounting Standards Codification in order to simplify the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees will be aligned with the requirements for share-based payments granted to employees. The guidance mandates the modified retrospective approach and is effective for annual and interim reporting periods beginning after December 31, 2018, with early adoption permitted. The Company elected to early adopt this ASU as of June 30, 2018 and the adoption did not have an impact on the Company’s consolidated financial statements.

AmpliPhi Biosciences Corporation [Member]
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries Biocontrol Limited, Ampliphi Biotehnološke Raziskave in Razvoj d.o.o., and AmpliPhi Australia Pty Ltd. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in its consolidated financial statements and accompanying notes. On an ongoing basis, management evaluates these estimates and judgments, which are based on historical and anticipated results and trends and on various other assumptions that management believes to be reasonable under the circumstances. By their nature, estimates are subject to an inherent degree of uncertainty and, as such, actual results may differ from management’s estimates.

Cash and Cash Equivalents		Cash and Cash Equivalents Cash and cash equivalents consist primarily of deposits with commercial banks and financial institutions.
Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed to operations as incurred. Upon disposal, retirement, or sale of an asset, the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the results of operations. Estimated useful lives for property and equipment are as follows:

Estimated Useful Lives
Laboratory equipment	5 – 10 years
Office and computer equipment	3 – 5 years
Leasehold improvements	Shorter of lease term or useful life

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparison of the book values of the assets to future net undiscounted cash flows that the assets or the asset groups are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book value of the assets exceed their fair value, which is measured based on the estimated discounted future net cash flows arising from the assets or asset groups. No impairment losses on long-lived assets have been recorded through December 31, 2018.

In-Process Research and Development

In-Process Research and Development

In-process research and development (IPR&D) assets are intangible assets with indefinite lives and are not subject to amortization. The Company’s IPR&D assets represent capitalized incomplete research projects that the Company acquired through business combinations. Such assets are initially measured at their acquisition-date fair values and are subject to impairment testing at least annually until completion or abandonment of research and development efforts associated with the projects. Upon successful completion of each project, the Company makes a determination as to the then remaining useful life of the intangible asset and begins amortization. The Company periodically re-evaluates whether continuing to characterize the asset as indefinite-lived is appropriate.

The Company tests IPR&D assets for impairment as of December 31 of each year or more frequently if indicators of impairment are present. The authoritative accounting guidance provides an optional qualitative assessment for any indicators that indefinite-lived intangible assets are impaired. If it is determined that it is more likely than not that the indefinitely-lived intangible assets, including IPR&D, are impaired, the fair value of the indefinite-lived intangible assets is compared with the carrying amount and impairment is recorded for any excess of the carrying amount over the fair value of the indefinite-lived intangible assets.

If and when a quantitative analysis of IPR&D assets is required based on the result of the optional qualitative assessment, the estimated fair value of IPR&D assets is calculated based on the income approach, which includes discounting expected future net cash flows associated with the assets to a net present value. The fair value measurements utilized to perform the impairment analysis are categorized within Level 3 of the fair value hierarchy. Significant management judgment is required in the forecast of future operating results that are used in the Company’s impairment analysis. The estimates the Company uses are consistent with the plans and estimates that it uses to manage its business. Significant assumptions utilized in the Company’s income approach model included the timing of clinical studies and regulatory approvals, the probability of success of its research and development programs, timing of commercialization of these programs, forecasted sales, gross margin, selling, general and administrative expenses, capital expenditures, as well as anticipated growth rates.

During the fourth quarter ended December 31, 2018, the Company considered the development timelines for both the AB-SA01 and AB-PA01 development programs. The Company concluded that as the AB-SA01 program is further advanced in the development process, this program will continue to be advanced and the AB-PA01 program will not be pursued in the near term. The Company also performed the annual evaluation of its IPR&D assets for impairment in the fourth quarter of 2018. The impairment analysis considered the Company’s focus on the AB-SA01 product candidate, and the resulting impact on the AB-PA01 development timeline, which resulted in the conclusion that the IPR&D assets related to its AB-PA01 Pseudomonas phage program was impaired in full. An impairment charge of approximately $1.9 million was recorded within operating expenses of the consolidated statement of operations for the year ended December 31, 2018, offset by an income tax benefit of $0.3 million. In addition, the Company performed a quantitative analysis of the fair value of its Staphylococcal phage program as of December 31, 2018, using a net present value model of projected income and expenses and a discount rate of 19.4%. Based on this analysis, the fair value of the Staphylococcal phage program was greater than its carrying value as of December 31, 2018. Consequently, no impairment was noted for the IPR&D assets related to the Staphylococcal phage program.

During the second quarter of 2017, the Company determined there was an indicator of impairment of IPR&D assets and an interim test for impairment was performed. As a result of the test, the Company recognized an impairment charge of $5.8 million during the second quarter of 2017, offset by a related income tax benefit of $1.3 million, related to its Staphylococcal and Pseudomonas programs. The impairment charge was included as a component of operating expense in the consolidated statements of operations for the year ended December 31, 2017. The carrying amount of the Staphylococcal and Pseudomonas programs after the impairment charge was $2.8 million and $1.9 million, respectively. There was no impairment existed for IPR&D assets as of December 31, 2017.

Patent Costs

Patent Costs

Patent costs, accounted for as intangible assets with definite lives, were acquired by the Company through business combinations. These patent costs are recorded at fair value and are amortized using the straight-line method over their estimated useful lives. As of December 31, 2018, the gross amount of patent assets was $493,000 with accumulated amortization of $248,000.  Annual patent amortization expense for the next five years and thereafter are estimated as follows:

Patent
Amortization
2019	31,000
2020	31,000
2021	31,000
2022	31,000
2023	31,000
Thereafter through December 2026	90,000
Total patent amortization expense	$245,000

Stock-Based Compensation

Stock-Based Compensation

Compensation expense related to stock options granted to employees and non-employees is measured at the grant date based on the estimated fair value of the award and is recognized on a straight-line basis over the requisite service period. Forfeitures are recognized as a reduction of stock-based compensation expense as they occur. Stock-based compensation expense for an award with a performance condition is recognized when the achievement of such performance condition is determined to be probable. If the outcome of such performance condition is not determined to be probable or is not met, no compensation expense is recognized and any previously recognized compensation expense is reversed.

Accounting for Warrant and Preferred Shares Conversion and Dilutive Financing Features

Accounting for Warrants and Preferred Shares Conversion and Dilutive Financing Features

Warrants and preferred shares conversion and dilutive financing features are accounted for in accordance with the applicable accounting guidance provided in ASC 815 - Derivatives and Hedging as either derivative liabilities or as equity instruments depending on the specific terms of the agreements. Liability-classified instruments are recorded at fair value at each reporting period with any change in fair value recognized as a component of change in fair value of derivative liabilities in the consolidated statements of operations.

Foreign Currency Translations and Transactions		Foreign Currency Translations and Transactions The functional currency of our wholly owned subsidiaries is the U.S. dollar.
Revenue Recognition

Revenue Recognition

The Company generates revenue from sub-licensing agreements from its former gene therapy program. Revenue under technology licenses typically consists of nonrefundable, up-front license fees, technology access fees, royalties on product sales, and various other payments. The Company classifies advance payments received in excess of amounts earned, if any, as deferred revenue. The Company does not currently have any contracts with customers as stipulated within ASC 606, Revenue from Contracts with Customers.

Research and Development Costs

Research and Development Costs

Research and development expenses are charged to operations as incurred. Research and development expenses include, among other things, salaries, costs of outside collaborators and outside services, allocated facility, occupancy and utility expenses, which are partially offset by the benefit of tax incentive payments for qualified research and development expenditures from the Australian tax authority (“AU Tax Rebates”). The Company does not record AU Tax Rebates until payment is received due to the uncertainty of receipt. The Company received AU Tax Rebates of approximately $1.2 million and $2.0 million during the third quarter of 2018 and third quarter of 2017, respectively, and such rebates have been recorded as an offset to research and development expense in the Company’s consolidated statements of operations.

Income Taxes

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Deferred income taxes are recognized for the future tax consequences of temporary differences using enacted statutory tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Temporary differences include the differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities and net operating loss and tax credit carryforwards. The effect on deferred taxes of a change in tax rates is recognized in income (expense) in the period that includes the enactment date. The Company evaluates the likelihood that deferred tax assets will be recovered from future taxable income. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company’s income tax returns are based on calculations and assumptions that are subject to examination by the Internal Revenue Service and other tax authorities. In addition, the calculation of tax liabilities involves dealing with uncertainties in the application of complex tax regulations. The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. As of December 31, 2018 and 2017, the Company had unrecognized tax benefits related to its domestic research tax credits of approximately $1.7 million and $2.1 million, respectively.

Basic and Diluted Net Loss per Share

Basic and Diluted Net Loss per Share

Basic net loss per share is computed by dividing the net loss available to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share is computed in accordance with the treasury stock method and reflects the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted to common stock. The calculation of diluted loss per share requires that, to the extent the average market price of the underlying shares for the reporting period exceeds the exercise price of the warrants, and the presumed exercise of such securities are dilutive to net loss per share for the period, an adjustment to net loss available to common stockholders used in the calculation is required to remove the change in fair value of the warrants from the numerator for the period. Likewise, an adjustment to the denominator is required to reflect the related dilutive shares, if any, under the treasury stock method.

Reverse Stock Split

Reverse Stock Split

On April 21, 2017, the Company filed Articles of Amendment to Amended and Restated Articles of Incorporation with the Secretary of State of the State of Washington that effected a 1 -for-10 (1:10) reverse stock split of its common stock, par value $0.01 per share, effective April 24, 2017. All common share, warrant, stock option, and per share information in the consolidated financial statements gives retroactive effect to the 1‑for‑10 reverse stock split that was effected on April 24, 2017. In connection with the reverse stock split, the Company adjusted its authorized common stock, from 670,000,000 to 67,000,000 shares. The par value of its common stock was unchanged at $0.01 per share, post-split. The Company adjusted stockholders’ equity to reflect the reverse stock split by reclassifying an amount equal to the par value of the shares eliminated by the split from common stock to additional paid-in capital, resulting in no net impact to stockholders’ equity on the consolidated balance sheets.

Recent Accounting Pronouncements

Recent Accounting Pronouncements Not Yet Adopted

In February 2015, the FASB issued ASU No. 2016‑02, Leases (Topic 842), which amends the FASB Accounting Standards Codification and creates Topic 842, "Leases." The new topic supersedes Topic 840, "Leases," and increases transparency and comparability among organizations by recognizing right-of-use (“ROU”) assets and lease liabilities on the balance sheet and requires disclosures of key information about leasing arrangements. The guidance is effective for reporting periods beginning after December 15, 2018 and mandates a modified retrospective transition method with practical expedients available. The Company plans to implement the guidance on January 1, 2019 using a modified retrospective transition basis for leases existing as of the period of adoption. The Company plans to utilize the practical expedients to carry forward its historical assessment of whether existing agreements are or contain a lease and the classification of the Company’s existing lease arrangements. Although the Company has not fully completed assessing the impact of the adoption of this standard, the Company expects that its real-estate operating lease commitments will be recognized as lease liabilities with corresponding right-of-use assets upon adoption, resulting in an increase in the assets and liabilities of the consolidated balance sheet. The Company expects that the adoption will have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017‑04, Intangibles - Goodwill and Other, Simplifying the Accounting for Goodwill Impairment. ASU 2017‑04 removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. All other goodwill impairment guidance will remain largely unchanged. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. This new guidance will be applied prospectively, and is effective for calendar year end companies in 2020. Early adoption is permitted for any impairment tests performed after January 1, 2017. Adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018‑13, Fair Value Measurement (Topic 820). The new guidance removes, modifies and adds to certain disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. This new guidance will be effective for the company as of January 1, 2020. The Company plans to adopt this ASU as of January 1, 2020 and does not anticipate the adoption will have a material impact on its consolidated financial position or results of operations.

Recently Adopted Accounting Standards

In May 2014, the FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606). The ASU creates a single source of revenue guidance for companies in all industries. The new standard provides guidance for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers, unless the contracts are within the scope of other accounting standards. It also provides a model for the measurement and recognition of gains and losses on the sale of certain nonfinancial assets. This guidance, as amended, must be adopted using either a full retrospective approach for all periods presented or a modified retrospective approach and is effective for fiscal years beginning after December 15, 2017 with early adoption permitted. The Company adopted this ASU as of January 1, 2018 using the modified retrospective approach. As of January 1, 2018, the Company had no revenue contracts and therefore the adoption did not have an impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016‑15, Cash Flow Statements, Classification of Certain Cash Receipts and Cash Payments, which addresses eight specific cash flow classification issues with the objective of reducing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The Company adopted this ASU as of January 1, 2018 and the adoption did not have an impact on the Company’s consolidated financial statements.

In July 2017, the FASB issued ASU No. 2017‑11, which amends the FASB Accounting Standards Codification. Part I of ASU No. 2017‑11, Accounting for Certain Financial Instruments with Down Round Features, changes the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. The guidance is effective for reporting periods beginning after December 15, 2019 and interim periods within those fiscal years with early adoption permitted. The Company elected to early adopt this ASU as of January 1, 2018 and the adoption did not have an impact on the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018‑07, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which amends the FASB Accounting Standards Codification in order to simplify the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees will be aligned with the requirements for share-based payments granted to employees. The guidance mandates the modified retrospective approach and is effective for annual and interim reporting periods beginning after December 31, 2018, with early adoption permitted. The Company elected to early adopt this ASU as of June 30, 2018 and the adoption did not have an impact on the Company’s consolidated financial statements.

C3J [Member]
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in its consolidated financial statements and accompanying notes. On an ongoing basis, management evaluates these estimates and judgments, which are based on historical and anticipated results and trends and on various other assumptions that management believes to be reasonable under the circumstances. By their nature, estimates are subject to an inherent degree of uncertainty and, as such, actual results may differ from management’s estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist primarily of deposits and money market funds with commercial banks and financial institutions. The Company considers all highly liquid investments with a maturity date at the date of purchase of three months or less to be cash equivalents.

Restricted Cash

Restricted cash includes cash on deposit with a financial institution which is held in connection with a lease agreement and is maintained in a separate account and restricted from use by the lease agreement.

Available-For-Sale Securities

Available-For-Sale Securities

Investments consist of United States government treasury notes and corporate bonds. Investments designated as available-for-sale securities are carried at fair value, which is based on quoted market prices for such securities, if available, or is estimated on the basis of quoted market prices of financial instruments with similar characteristics. Unrealized gains and losses of the Company’s available-for-sale securities are excluded from earnings and are reported as a component of comprehensive income (loss).

Investments with original maturities greater than 90 days and remaining maturities of less than one year are normally classified within Short-term investments. In addition, investments with maturities beyond one year may be classified within Short-term investments if they are highly liquid in nature and represent the investment of cash that is available for current operations.

The specific identification method is used to determine the cost of securities disposed of, with realized gains and losses reflected in Interest and investment income in our consolidated statements of operations and comprehensive loss.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of cash equivalents, other current assets, accounts payable, and accrued liabilities approximate fair value because of the short-term nature of these instruments.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed to operations as incurred.

Upon disposal, retirement, or sale of an asset, the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the results of operations. Estimated useful lives for property and equipment are as follows:

Estimated Useful Lives
Laboratory equipment	5 years
Furniture and fixtures	7 years
Office and computer equipment	3 – 5 years
Leasehold improvements	Shorter of lease term or useful life

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparison of the book values of the assets to future net undiscounted cash flows that the assets or the asset groups are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book value of the assets exceed their fair value, which is measured based on the estimated discounted future net cash flows arising from the assets or asset groups. No impairment losses have been recorded through December 31, 2018.

Derivative Liabilities

Derivative Liabilities

Derivative liabilities are accounted for in accordance with the applicable accounting guidance provided in ASC 815 — Derivatives and Hedging based on the specific terms of the agreements. Derivative liabilities are recorded at fair value at each reporting period with any change in fair value recognized as a component of change in fair value of asset acquisition derivative liability in the consolidated statements of operations and comprehensive loss.

In-Process Research and Development

Acquired in-process research and development expense

The Company expenses acquired in-process research and development in connection with an asset acquisition when there is no alterative future use. Acquired in-process research and development expense of $6.8 million consists of the estimated fair value of the assets acquired and consideration given in connection with the acquisition of the Synthetic Phage Platform. As the assets acquired were in the research and development phase and were determined to not have any alternative future use, it was expensed as acquired in-process research and development.

Stock-Based Compensation

Stock-Based Compensation

Compensation expense related to stock options granted to employees and non-employees is measured at the grant date based on the estimated fair value of the award and is recognized using the accelerated attribution method over the requisite service period. Forfeitures are recognized as a reduction of stock-based compensation expense as they occur. Stock-based compensation expense for an award with a performance condition is recognized when the achievement of such performance condition is determined to be probable. If the outcome of such performance condition is not determined to be probable or is not met, no compensation expense is recognized and any previously recognized compensation expense is reversed.

Foreign Currency Translations and Transactions

Foreign Currency Translations and Transactions

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company’s subsidiary in China is the Renminbi. Assets and liabilities of the Company’s subsidiary are translated into U.S. dollars using the exchange rate at the balance sheet date. Expenses are translated at average exchange rates prevailing during the year. The gains and losses resulting from the translation of financial statements of the Company’s subsidiary are recorded as a separate component of accumulated other comprehensive income (loss) within stockholders’ equity.

Net foreign currency transaction gains or losses arising from transactions denominated in currencies other than the local functional currency are included in other income (expense) in the consolidated statement of operations.

The Company’s subsidiary in China was sold in the fourth quarter of 2017.

Revenue Recognition

Revenue Recognition

In May 2014, the FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606). The ASU creates a single source of revenue guidance for companies in all industries. The new standard provides guidance for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers, unless the contracts are within the scope of other accounting standards. This guidance, as amended, must be adopted using either a full retrospective approach for all periods presented or a modified retrospective approach and will be effective for fiscal years beginning after December 15, 2017 with early adoption permitted. The Company adopted this ASU effective January 1, 2018 using the modified retrospective method. The adoption of standard did not have any impact on the Company’s operations as they Company did not have any remaining revenue contracts as of January 1, 2018.

The Company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services. To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies its performance obligations. At contract inception, the Company assesses the goods or services agreed upon within each contract and assess whether each good or service is distinct and determine those that are performance obligations. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. During the year ended December 31, 2018 the company did not recognize revenue or deferred revenue from contracts with customers.

Research and Development Costs

Research and Development Costs

Research and development (“R&D”) costs consist primarily of direct and allocated salaries, incentive compensation, stock-based compensation and other personnel-related costs, facility costs, and third-party services. Third party services include studies and clinical trials conducted by Clinical Research Organizations. R&D activities are expensed as incurred. The Company records accruals for estimated ongoing clinical trial expenses. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Judgments and estimates are made in determining the accrued balances at the end of the reporting period.

Income Taxes

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Deferred income taxes are recognized for the future tax consequences of temporary differences using enacted statutory tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Temporary differences include the differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities and net operating loss and tax credit carryforwards. The effect on deferred taxes of a change in tax rates is recognized in income (expense) in the period that includes the enactment date. The Company evaluates the likelihood that deferred tax assets will be recovered from future taxable income. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company’s income tax returns are based on calculations and assumptions that are subject to examination by the Internal Revenue Service and other tax authorities. In addition, the calculation of tax liabilities involves dealing with uncertainties in the application of complex tax regulations. The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Company does not have a liability for unrecognized tax benefits at December 31, 2018 and 2017.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of net loss and other comprehensive income (loss). Other comprehensive income (loss) includes cumulative foreign currency translation adjustments and unrealized gains or losses on the Company’s investments in marketable securities.

Basic and Diluted Net Loss per Share

Basic and Diluted Net Loss per Share

Basic net loss per share is calculated by dividing the net loss by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share is computed by dividing the net loss by the weighted average number of common shares and common stock equivalents outstanding for the period determined using the treasury stock method. For purposes of this calculation, stock options and restricted stock awards are considered to be common stock equivalents but are not included in the calculations of diluted net loss per share for the periods presented as their effect would be antidilutive. The Company incurred net losses for all periods presented and there were no reconciling items for potentially dilutive securities.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and investments at financial institutions, which often exceed the Federal Deposit Insurance Corporation (FDIC) limit. The Company places its cash with high-quality financial institutions and believes it is not exposed to any significant credit risk.

Recent Accounting Pronouncements

Recent Accounting Pronouncements Not Yet Adopted

In February 2015, the FASB issued ASU No. 2016‑02, Leases (Topic 842), which amends the FASB Accounting Standards Codification and creates Topic 842, “Leases.” The new topic supersedes Topic 840, “Leases,” and increases transparency and comparability among organizations by recognizing right-of-use (“ROU”) assets and lease liabilities on the balance sheet and requires disclosures of key information about leasing arrangements. The guidance is effective for reporting periods beginning after December 15, 2018 and mandates a modified retrospective transition method with practical expedients available. The Company plans to implement the guidance on January 1, 2019 using a modified retrospective transition basis for leases existing as of the period of adoption. The Company plans to utilize the practical expedients to carry forward its historical assessment of whether existing agreements are or contain a lease and the classification of the Company’s existing lease arrangements. Although the Company has not fully completed assessing the impact of the adoption of this standard, the Company expects that its real-estate operating lease commitments will be recognized as lease liabilities with corresponding right-of-use assets upon adoption, resulting in an increase in the assets and liabilities of the consolidated balance sheet. The Company expects that the adoption will have a material impact on our consolidated financial statements.